Employee Benefits - Schedule Of Composition Of Main Plan Assets As On Reporting Date (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	€ 1,354	€ 1,430
Equity investments
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	634	666
Real estates
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	377	423
Bonds
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	127	137
Alternative investments
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	109	108
Liquid funds
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Plan assets, at fair value	€ 107	€ 96